Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other receivables
Schedule of Prepayments and other receivables

Amounts in US$ '000	2023	2022
V.A.T.	4,310	1,826
Income tax payments in advance	3,685	3,156
Other prepaid taxes	23	37
To be recovered from co-venturers (Note 34)	8,630	8,750
Prepayments and other receivables	12,311	8,458
	28,959	22,227
Classified as follows:
Current	25,896	22,106
Non-current	3,063	121
	28,959	22,227

Schedule of Movements on the Group Provision for Impairment

Amounts in US$ '000	2023	2022
At January 1	14	7
Additions	—	10
Foreign exchange gain (loss)	4	(3)
	18	14